Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00000002	$ 0.00000002
Ordinary shares, shares authorized	[1]	2,500,000,000,000	2,500,000,000,000
Ordinary shares, shares issued	[1]	13,429,800	11,185,000
Ordinary shares, shares outstanding	[1]	13,429,800	11,185,000

[1]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1-for-5,000 sub-division effected on December 11, 2023.